Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 3,720	$ 4,848	$ 5,579
Cost of revenue	2,022	2,599	3,725
Gross Profit	1,698	2,249	1,854
Sales and Marketing	1,317	1,255	1,831
Research and Development	971	1,202	2,052
General and Administrative	18,308	5,471	3,925
Impairment of Goodwill and Acquired Intangible Assets	820	286	70
Operating Expenses	21,416	8,214	7,878
Loss from Operations	(19,718)	(5,965)	(6,024)
Other Income (Expense)
Interest Expense, Related Party	(495)	(454)	(331)
Interest Expense, Debt	(21)	(274)	(22)
Interest income and other, net	2,930	918	2,096
Income (Loss) Attributable to Parent, before Tax	(17,304)	(5,775)	(4,281)
(Benefit from) provision for income taxes	(15)	4	0
Net loss	(17,289)	(5,779)	(4,281)
Dividends on preferred shares	531	0	0
Net loss available to common shareholders	$ (17,820)	$ (5,779)	$ (4,281)
Loss Per Share, Basic and Diluted [Abstract]
Net loss per share basic and diluted	$ (0.58)	$ (0.98)	$ (1.59)
Weighted Average Number of Shares Outstanding, Basic and Diluted	30,862,508	5,884,555	2,692,510